Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Sales revenue external customers	$ 1,756,252,630	[1]	$ 1,678,397,181	$ 1,535,321,041
Other income	228,455,054		6,717,902	5,144,154
Net sales	$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Change %	5.00%	[1]	5.00%	0.00%
Cost of sales	$ (860,011,392)	[1]	$ (798,738,655)	$ (741,819,916)
% of Net sales	48.20%	[1]	47.00%	47.00%
Gross margin	$ 923,270,945	[1]	$ 899,622,139	$ 817,077,792
% of Net sales	51.80%	[1]	51.80%	52.40%
MSD&A	$ (681,575,822)	[1]	$ (668,783,480)	$ (619,542,751)
% of Net sales	38.20%	[1]	38.20%	39.40%
Other operating income (expenses)	$ 227,026,626	[1]	$ 4,055,543	$ 4,055,543
Adjusted operating result	$ 468,721,749	[1]	$ 234,894,202	$ 200,651,720
Change %	99.50%	[1]	17.10%	0.00%
% of Net sales	26.30%	[1]	13.80%	12.90%
Net financial expense	$ (7,766,206)	[1]	$ (7,766,206)	$ (14,627,170)
Equity and income of associates and joint ventures	(10,815,520)		(8,914,097)	(5,560,522)
Foreign currency exchange differences	3,299,657		(2,563,019)	456,995
Results as per adjustment units	742,041	[1]	(110,539)	(110,539)
Other gains (losses)	4,029,627		(7,716,791)	(8,345,907)
Income before taxes	458,211,348	[1]	196,474,395	170,328,270
Tax income (expense)	(136,126,817)		(48,365,976)	(30,246,383)
Net income for year	322,084,531		148,108,419	140,081,887
Non-controlling interests	(15,193,739)		(18,501,066)	(21,624,399)
Net income attributable to equity holders of the parent	306,890,792	[1]	129,607,353	118,457,488
Depreciation and amortization	93,289,194		92,199,504	83,528,045
ORBDA	$ 562,010,943	[1]	$ 562,010,943	$ 327,093,706
Change %	71.80%	[1]	15.10%	0.00%
% of Net sales	31.50%	[1]	19.30%	18.20%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.